Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	As noted in “Item 18: Financial Statements—Note 1.4—Error in the classification of deferred taxation assets and liabilities and current taxation liability”, in late 2025, the Company was required to prepare an accounting revision. The Company conducted an analysis regarding whether recovery of erroneously awarded compensation would be required in accordance with the Company’s
Dodd-Frank compliant clawback policy and NYSE listing standards. This analysis was conducted with respect to awards issued under the Company’s DSP, PSP,  2024 STI and transition incentive awards, which have incentive-based compensation subject to potential recovery. The only awards under the DSP subject to potential recovery are the awards that were issued in February
2024 based on 2023 performance, and of the five financial metrics that determined these awards, the Company determined that three (total cash costs, total AISC and production) were not affected by the revision and the remaining two (relative TSR and normalised cash return on equity) would have resulted in the same level of achievement under the plans (the payout based on the TSR metric was 0%), if based on the revised financial information. No awards under the PSP have been earned yet since the first grant was in 2024 and the awards are subject to a three-year performance period. Actual results determined under the PSP will be based on the revised financial results. For the 2024 STI, the Company determined that the metrics used to award additional STI compensation (FCF, total cash costs, total AISC, production, Mineral Reserve and Mineral Resource additions, and people and ESG initiatives) were not affected by the revision. For the transition incentive awards, which vest solely based on relative TSR, the Company determined that due to the minor nature of the revision and the absence of an adverse impact on the
Company’s stock price when it was announced, the vesting of the transition incentive awards would not have been impacted by the revision. Therefore, the Company concluded that recovery of erroneously awarded compensation was not required as a result of the revision described in “Item 18: Financial Statements—Note 1.4—Error in the classification of deferred taxation assets and liabilities and current taxation liability”.